Subsequent Events (Details)				1 Months Ended						3 Months Ended	12 Months Ended
	Apr. 06, 2018 shares	Mar. 08, 2018 USD ($) shares	Oct. 09, 2017 USD ($) shares	Apr. 19, 2018 USD ($) shares	Mar. 31, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 23, 2018 USD ($)	Dec. 29, 2017 USD ($) shares	Oct. 25, 2017 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Feb. 23, 2018 EUR (€)
Subsequent Events (Textual)
Restricted common stock, value | $		$ 14,840	$ 119,746					$ 53,214	$ 11,886
Restricted common stock issued, shares		23,744	142,919					77,008	11,886		12,500
Stock options vested											100,000
Stock options, granted											220,000
Line of credit amount							$ 368,982						€ 300,000
Interest rate							1.25%
Line of credit , description							The 300,000 will be available for drawdown through April 30, 2018 at which point the facility will be reduced to 200,000 and further reduced 100,000 on May 31, 2018. The security includes a pledge of Medi-Line business assets in the amount of 300,000.
Common stock value issuances for services | $											$ 610,893	$ 171,752
Chief Commercialization Officer [Member]
Subsequent Events (Textual)
Number of granted non-qualified stock options						57,000
Exercise price, granted | $ / shares						$ 0.76
Number of options vest in equal monthly amount						12,855
Chief Financial Officer [Member]
Subsequent Events (Textual)
Number of granted non-qualified stock options						40,000
Exercise price, granted | $ / shares						$ 0.76
Number of options vest in equal monthly amount						9,021
Daniel Powell [Member]
Subsequent Events (Textual)
Restricted common stock issued, shares		8,160
Number of granted non-qualified stock options						11,000
Exercise price, granted | $ / shares						$ 0.76
Number of options vest in equal monthly amount						2,481
Common stock value issuances for services | $										$ 8,160
Director [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares					12,500
Options exercise price | $ / shares					$ 0.865
Fair value of the options | $					$ 3,596
Option grant expires, period					4 years
Second Director [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares					12,500
Options exercise price | $ / shares					$ 0.865
Fair value of the options | $					$ 3,596
Option grant expires, period					4 years
Incentive stock options [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares						46,200
Options exercise price | $ / shares						$ 0.76
Stock options vested						31,200
Stock options, granted						15,000
Fair value of the options | $						$ 10,420
Subsequent Events [Member]
Subsequent Events (Textual)
Common stock value issuances for services | $				$ 96,308
Common stock issued for services, shares				100,726
Redeemed common stock, shares	200,000